Accounts payable	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Accounts payable

7.	Accounts payable

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	March 31,	December 31,
	2025	2024
	$	$
Trade accounts payable	2,856	2,407
Accrued research and development costs	736	1,344
Accrued employee benefits	758	607
Payroll tax and other statutory liabilities	50	25
Other accrued liabilities	311	347
	4,711	4,730

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)